Share Capital, Warrants and Options - Schedule of Inputs to Option Pricing Model (Details)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
SHARE CAPITAL, WARRANTS AND OPTIONS
Expected dividend yield		0.00%
Expected share price volatility		96.90%
Risk-free interest rate		2.04%
Expected life of options		5 years